Provisions (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Increase (decrease) through transfers and other changes, other provisions	€ (66.9)
Contingent liabilities recognised in business combination	6.6	€ 6.6
Other provisions	113.7
Additional provision in the period	1.3
Release of provision	(0.2)
Utilization of provision	(4.3)
Foreign exchange	0.3
Other provisions	43.9
Provisions (Restated)		46.8
Current	37.8	44.3
Adjustment to current provisions on adoption of IFRS 16		(3.6)
Current Provisions (Restated)		40.7
Non-current	6.1	69.4
Adjustment to non current provisions on adoption of IFRS 16		(63.3)
Non-Current Provisions (Restated)		6.1
Other Provisions Restated		46.8
Provisions	43.9	113.7
Total adjustment to provisions on adoption of IFRS 16		(66.9)
Restructuring
Disclosure of other provisions [line items]
Other provisions	12.3
Additional provision in the period	0.0
Release of provision	0.0
Utilization of provision	(2.4)
Foreign exchange	0.1
Other provisions	10.0
Other Provisions Restated		12.3
Onerous/ unfavorable contracts
Disclosure of other provisions [line items]
Increase (decrease) through transfers and other changes, other provisions	(66.9)
Other provisions	68.8
Additional provision in the period	0.0
Release of provision	0.0
Utilization of provision	(0.2)
Foreign exchange	0.1
Other provisions	1.8
Other Provisions Restated		1.9
Provisions related to other taxes
Disclosure of other provisions [line items]
Other provisions	5.8
Additional provision in the period	0.1
Release of provision	0.0
Utilization of provision	0.0
Foreign exchange	0.0
Other provisions	5.9
Other Provisions Restated		5.8
Contingent consideration
Disclosure of other provisions [line items]
Other provisions	1.5
Additional provision in the period	0.0
Release of provision	0.0
Utilization of provision	(1.5)
Foreign exchange	0.0
Other provisions	0.0
Other Provisions Restated		1.5
Other
Disclosure of other provisions [line items]
Other provisions	25.3
Additional provision in the period	1.2
Release of provision	(0.2)
Utilization of provision	(0.2)
Foreign exchange	0.1
Other provisions	€ 26.2
Other Provisions Restated		€ 25.3